Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Summary of Impact of Implementation of IFRS 15 on Consolidated Statement of Financial Position (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Other assets	¥ 4,840		¥ 3,349
Current assets
Accounts receivable, net	20,475		22,096
Contract assets	478
Prepayments and other current assets	23,619		22,128
Current liabilities
Accrued expenses and other payables	43,497		98,695
Contract liabilities	55,783
Current portion of deferred revenues	375		1,233
Non-current liabilities
Deferred tax liabilities	13,138		8,010
Equity
Reserves	¥ 262,137		¥ 244,935
IFRS 15 [member]
Non-current assets
Other assets		¥ 4,559
Current assets
Accounts receivable, net		21,500
Contract assets		656
Prepayments and other current assets		22,091
Current liabilities
Accrued expenses and other payables		33,783
Contract liabilities		62,175
Current portion of deferred revenues		446
Non-current liabilities
Deferred tax liabilities		9,076
Equity
Reserves		248,626
Reclassified items [member]
Current assets
Accounts receivable, net		(596)
Contract assets		633
Prepayments and other current assets		(37)
Current liabilities
Accrued expenses and other payables		(64,912)
Contract liabilities		65,699
Current portion of deferred revenues		(787)
Reemeasurement [member]
Non-current assets
Other assets		1,210
Current assets
Contract assets		23
Current liabilities
Contract liabilities		(3,524)
Non-current liabilities
Deferred tax liabilities		1,066
Equity
Reserves		¥ 3,691